Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Personnel expenses and other short-term employee benefits	3,456	2,176	2,856
Extra pension benefits	11	43	33
Share-based compensation	2,067	1,989	2,081
Advisory fees	—	661	471
Executive Committee members compensation	5,534	4,869	5,441

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of 31 December 2023 are as follows:

	As of December 31, 2023
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	4,724	648
Payments (the Company towards AstraZeneca) / Liabilities	(10,911)	(3,301)
Total(1)	(6,187)	(2,653)